Consolidated Statements of Changes in Shareholders' (Deficit) Equity ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)	IPO [Member] CNY (¥)	Series B Converted Preferred Shares and Series C, D and D+ Redeemable Converted Preferred Shares [Member] CNY (¥)	Follow on offering [Member] CNY (¥)	Common Stock [Member] CNY (¥) shares		Common Stock [Member] USD ($) shares		Common Stock [Member] IPO [Member] CNY (¥) shares	Common Stock [Member] Series B Converted Preferred Shares and Series C, D and D+ Redeemable Converted Preferred Shares [Member] CNY (¥) shares		Common Stock [Member] Follow on offering [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] IPO [Member] CNY (¥)	Additional Paid-in Capital [Member] Series B Converted Preferred Shares and Series C, D and D+ Redeemable Converted Preferred Shares [Member] CNY (¥)	Additional Paid-in Capital [Member] Follow on offering [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Total Kingsoft Cloud Holdings Limited shareholdersdeficit equity [Member] CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholdersdeficit equity [Member] USD ($)	Total Kingsoft Cloud Holdings Limited shareholdersdeficit equity [Member] IPO [Member] CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholdersdeficit equity [Member] Series B Converted Preferred Shares and Series C, D and D+ Redeemable Converted Preferred Shares [Member] CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholdersdeficit equity [Member] Follow on offering [Member] CNY (¥)	Non-Controlling Interests CNY (¥)	Non-Controlling Interests USD ($)	Series A Convertible Preferred Shares [Member] CNY (¥) shares
Balance (In shares) at Dec. 31, 2017 | shares							793,430,000	[1]	793,430,000	[1]																					458,116,000
Balance at Dec. 31, 2017		¥ (1,942,958)					¥ 4,851													¥ 17,930		¥ (2,088,925)									¥ 123,186
Net loss for the year		(1,006,442)																				(1,006,442)
Accretion to redemption value of redeemable convertible preferred shares		(742,472)													¥ (46,941)							(695,531)
Other comprehensive income		401,820																		401,820
Share-based compensation		46,941													46,941
Balance (In shares) at Dec. 31, 2018 | shares							793,430,000	[1]	793,430,000	[1]																					458,116,000
Balance at Dec. 31, 2018		(3,243,111)					¥ 4,851													419,750		(3,790,898)									¥ 123,186
Net loss for the year		(1,111,199)																				(1,111,199)
Accretion to redemption value of redeemable convertible preferred shares		(49,725)													(49,725)
Other comprehensive income		64,598																		64,598
Share-based compensation		121,279													121,279
Exercise and vesting of share-based awards (In shares) | shares	[1]						101,281,200		101,281,200
Exercise and vesting of share-based awards		20,899					¥ 707								20,192
Balance (In shares) at Dec. 31, 2019 | shares							894,711,200	[1]	894,711,200	[1]																					458,116,000
Balance at Dec. 31, 2019		(4,197,259)					¥ 5,558								91,746					484,348		(4,902,097)		¥ (4,197,259)							¥ 123,186
Net loss for the year		(962,198)	$ (147,462)																			(962,259)		(962,259)					¥ 61
Accretion to redemption value of redeemable convertible preferred shares		(19,768)	(3,030)												(19,768)									(19,768)
Repurchase of ordinary shares (In shares) | shares	[1]						(5,475,254)		(5,475,254)
Repurchase of ordinary shares		(26,700)					¥ (38)								(26,662)									(26,700)
Issuance of ordinary shares (In shares) | shares	[1]										517,500,000			138,750,000
Issuance of ordinary shares				¥ 3,875,394		¥ 1,881,233					¥ 3,663			¥ 945			¥ 3,871,731		¥ 1,880,288							¥ 3,875,394		¥ 1,881,233
Conversion of Series A, Series B convertible preferred shares and Series C, Series D and Series D+ redeemable convertible preferred shares into ordinary shares (In shares) | shares							458,116,000	[1]	458,116,000	[1]		1,259,133,571	[1]																		(458,116,000)
Conversion of Series A, Series B convertible preferred shares and Series C, Series D and Series D+ redeemable convertible preferred shares into ordinary shares					¥ 7,889,115		¥ 3,243					¥ 8,913			119,943			¥ 7,880,202									¥ 7,889,115				¥ (123,186)
Other comprehensive income		(552,788)																		(552,788)				(552,788)
Share-based compensation		330,114													330,114									330,114
Exercise and vesting of share-based awards (In shares) | shares	[1]						76,883,116		76,883,116
Exercise and vesting of share-based awards		22,907					¥ 517								22,390									22,907
Balance (In shares) at Dec. 31, 2020 | shares	[1]						3,339,618,633		3,339,618,633
Balance at Dec. 31, 2020		¥ 8,240,050	$ 1,262,843				¥ 22,801		$ 3,494						¥ 14,149,984	$ 2,168,580				¥ (68,440)	$ (10,489)	¥ (5,864,356)	$ (898,751)	¥ 8,239,989	$ 1,262,834				¥ 61	$ 9

[1]	As of December 31, 2019 and 2020, 182,375,104 and 206,506,322 ordinary shares, respectively, were held by share based payment vehicles in relation to the share awards. These shares are legally issued but not outstanding.